Outstanding warrants (Details)	Dec. 31, 2012	Oct. 31, 2009
Class of Warrant or Right [Line Items]
Outstanding warrants to purchase membership units	62,280
Exercise price of warrants		22.94
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants	22.94
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants	32.00